Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Joint Ventures Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of joint ventures [line items]
Company's share of other comprehensive income in immaterial joint ventures	₨ (474.6)	$ (6.9)	₨ 3,996.7	₨ (3,087.0)
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount of the Company's interest in joint ventures			25.0
Company's share of profit/(loss) in immaterial joint ventures	(25.0)	(0.4)	162.5	276.5
Company's share of other comprehensive income in immaterial joint ventures				(130.3)
Company's share of total comprehensive income in associates	₨ (25.0)	$ (0.4)	₨ 162.5	₨ 146.2